Classification of Expenses By Nature	12 Months Ended
Dec. 31, 2018
Expense By Nature [Abstract]
Classification of Expenses By Nature

13. Classification of expenses by nature

Expenses classified by nature for the years ended December 31, 2018, 2017 and 2016 are as follows:

	2018		2017			2016
		(In millions of Korean won)
Advertising expenses	~~W~~	17,263	~~W~~	12,525	~~W~~	2,411
Fees and commissions		195,173		83,356		17,473
Operating lease expenses		2,604		2,205		1,921
Outsourcing expenses		6,176		5,189		3,230
Salaries		23,137		17,847		16,116
Expenses related to defined contribution plans		1,546		1,219		1,646
Employee benefits		2,655		2,169		1,988
Depreciation		545		375		340
Amortization		868		145		176
Other expenses		2,915		2,455		2,236
Total(*)	~~W~~	252,882	~~W~~	127,485	~~W~~	47,537

*Total cost of revenue, selling, general and administrative expenses, and research and development per the statement of comprehensive income.